Quarterly Report
June 30, 2021
MFS®  Research Fund
MFR-Q3

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.5%
Honeywell International, Inc.	445,994	$97,828,784
Howmet Aerospace, Inc. (a)	895,624	30,872,159
L3Harris Technologies, Inc.	254,358	54,979,482
Northrop Grumman Corp.	108,305	39,361,286
Raytheon Technologies Corp.	852,717	72,745,287
		$295,786,998
Alcoholic Beverages – 0.5%
Constellation Brands, Inc., “A”	197,856	$46,276,540
Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	712,340	$110,049,407
Biotechnology – 1.3%
Illumina, Inc. (a)	94,767	$44,844,692
Vertex Pharmaceuticals, Inc. (a)	329,559	66,448,981
		$111,293,673
Broadcasting – 0.2%
Discovery Communications, Inc., “C” (a)	699,629	$20,275,248
Brokerage & Asset Managers – 2.0%
Cboe Global Markets, Inc.	349,803	$41,644,047
Charles Schwab Corp.	1,754,939	127,777,109
		$169,421,156
Business Services – 3.6%
Accenture PLC, “A”	249,670	$73,600,219
Fidelity National Information Services, Inc.	645,272	91,415,684
Fiserv, Inc. (a)	726,102	77,613,043
Global Payments, Inc.	354,199	66,426,481
		$309,055,427
Cable TV – 1.6%
Cable One, Inc.	14,447	$27,634,366
Charter Communications, Inc., “A” (a)	144,705	104,397,422
		$132,031,788
Chemicals – 0.4%
FMC Corp.	338,199	$36,593,132
Computer Software – 12.0%
Adobe Systems, Inc. (a)	314,608	$184,247,029
Atlassian Corp. PLC, “A” (a)	170,591	43,818,004
Cadence Design Systems, Inc. (a)	551,499	75,456,093
Microsoft Corp. (s)	2,131,575	577,443,668
salesforce.com, inc. (a)	582,306	142,239,887
		$1,023,204,681
Computer Software - Systems – 4.9%
Apple, Inc.	1,791,700	$245,391,232
Constellation Software, Inc.	38,379	58,126,104
EPAM Systems, Inc. (a)	121,262	61,960,032
TransUnion	461,761	50,705,975
		$416,183,343

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.8%
AvalonBay Communities, Inc., REIT	106,018	$22,124,896
AZEK Co. LLC (a)	720,448	30,590,222
Masco Corp.	780,295	45,967,178
Otis Worldwide Corp.	595,658	48,706,955
Sherwin-Williams Co.	190,570	51,920,797
Vulcan Materials Co.	226,613	39,446,525
		$238,756,573
Consumer Products – 1.2%
Colgate-Palmolive Co.	710,817	$57,824,963
Kimberly-Clark Corp.	343,902	46,007,210
		$103,832,173
Electrical Equipment – 1.6%
Johnson Controls International PLC	951,159	$65,278,042
Sensata Technologies Holding PLC (a)	654,371	37,933,887
TE Connectivity Ltd.	246,520	33,331,969
		$136,543,898
Electronics – 3.3%
Applied Materials, Inc.	816,917	$116,328,981
Lam Research Corp.	122,919	79,983,393
NXP Semiconductors N.V.	423,747	87,173,233
		$283,485,607
Energy - Independent – 2.0%
ConocoPhillips	1,142,476	$69,576,788
Diamondback Energy, Inc.	272,576	25,592,161
Pioneer Natural Resources Co.	272,990	44,366,335
Valero Energy Corp.	351,634	27,455,583
		$166,990,867
Food & Beverages – 2.3%
Hostess Brands, Inc. (a)	1,527,547	$24,730,986
Mondelez International, Inc.	1,034,597	64,600,237
Oatly Group AB, ADR (a)	922,348	22,560,632
PepsiCo, Inc.	583,161	86,406,965
		$198,298,820
Food & Drug Stores – 1.2%
Wal-Mart Stores, Inc.	730,397	$103,000,585
Gaming & Lodging – 0.5%
Penn National Gaming, Inc. (a)	172,349	$13,182,975
Wyndham Hotels & Resorts, Inc.	413,697	29,906,156
		$43,089,131
General Merchandise – 0.9%
Dollar General Corp.	351,019	$75,957,001
Health Maintenance Organizations – 1.6%
Cigna Corp.	337,399	$79,987,181
Humana, Inc.	131,881	58,386,356
		$138,373,537
Insurance – 2.7%
Aon PLC	484,384	$115,651,524
Chubb Ltd.	433,965	68,974,397
Reinsurance Group of America, Inc.	325,626	37,121,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Willis Towers Watson PLC	33,014	$7,593,880
		$229,341,165
Internet – 7.6%
Alphabet, Inc., “A” (a)(s)	162,128	$395,882,529
Facebook, Inc., “A” (a)	733,243	254,955,924
		$650,838,453
Leisure & Toys – 1.0%
Electronic Arts, Inc.	609,836	$87,712,712
Machinery & Tools – 2.0%
Ingersoll Rand, Inc. (a)	1,214,417	$59,275,694
Roper Technologies, Inc.	151,365	71,171,823
Trane Technologies PLC	194,353	35,788,161
		$166,235,678
Major Banks – 4.3%
Bank of America Corp.	3,434,243	$141,593,839
Goldman Sachs Group, Inc.	342,082	129,830,381
PNC Financial Services Group, Inc.	499,046	95,198,015
		$366,622,235
Medical & Health Technology & Services – 1.7%
ICON PLC (a)	264,679	$54,711,796
Laboratory Corp. of America Holdings (a)	165,222	45,576,489
McKesson Corp.	226,063	43,232,288
		$143,520,573
Medical Equipment – 4.7%
Becton, Dickinson and Co.	259,487	$63,104,644
Boston Scientific Corp. (a)	1,784,223	76,293,376
Danaher Corp.	471,850	126,625,666
Medtronic PLC	758,694	94,176,686
STERIS PLC	206,961	42,696,054
		$402,896,426
Natural Gas - Pipeline – 0.5%
Enterprise Products Partners LP	1,667,770	$40,243,290
Network & Telecom – 0.6%
Equinix, Inc., REIT	63,307	$50,810,198
Other Banks & Diversified Financials – 3.9%
Northern Trust Corp.	518,880	$59,992,906
Truist Financial Corp.	1,621,685	90,003,517
Visa, Inc., “A”	785,495	183,664,441
		$333,660,864
Pharmaceuticals – 3.7%
Eli Lilly & Co.	358,058	$82,181,472
Johnson & Johnson	449,548	74,058,537
Merck & Co., Inc.	1,208,961	94,020,897
Organon & Co. (a)	120,895	3,658,283
Zoetis, Inc.	313,402	58,405,597
		$312,324,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	918,002	$70,603,534
Kansas City Southern Co.	143,048	40,535,512
		$111,139,046
Real Estate – 1.1%
Extra Space Storage, Inc., REIT	291,120	$47,691,278
STORE Capital Corp., REIT	1,373,764	47,408,596
		$95,099,874
Restaurants – 1.5%
Starbucks Corp.	818,042	$91,465,276
Wendy's Co.	1,547,203	36,235,494
		$127,700,770
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	166,744	$47,968,914
Axalta Coating Systems Ltd. (a)	1,410,262	42,998,889
DuPont de Nemours, Inc.	729,054	56,436,070
		$147,403,873
Specialty Stores – 6.7%
Amazon.com, Inc. (a)(s)	120,072	$413,066,891
Home Depot, Inc.	281,821	89,869,899
Ross Stores, Inc.	515,390	63,908,360
		$566,845,150
Telecommunications - Wireless – 2.1%
SBA Communications Corp., REIT	341,471	$108,826,808
T-Mobile USA, Inc. (a)	496,239	71,870,294
		$180,697,102
Tobacco – 0.8%
Philip Morris International, Inc.	656,585	$65,074,139
Utilities - Electric Power – 2.6%
American Electric Power Co., Inc.	376,343	$31,834,854
Duke Energy Corp.	610,332	60,251,975
NextEra Energy, Inc.	783,228	57,394,948
PG&E Corp. (a)	2,607,524	26,518,519
Southern Co.	764,572	46,264,252
		$222,264,548
Total Common Stocks		$8,458,930,467
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 0.02% (v)	86,248,826	$86,248,826
Securities Sold Short – (0.3)%
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(116,649)	$(22,758,220)

Other Assets, Less Liabilities – 0.1%		6,300,338
Net Assets – 100.0%		$8,528,721,411
(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $86,248,826 and $8,458,930,467, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2021, the fund had cash collateral of $388,148 and other liquid securities with an aggregate value of $64,046,968 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$8,458,930,467	$—	$—	$8,458,930,467
Mutual Funds	86,248,826	—	—	86,248,826
Total	$8,545,179,293	$—	$—	$8,545,179,293
Securities Sold Short	$(22,758,220)	$—	$—	$(22,758,220)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$67,432,432	$662,794,304	$643,977,910	$—	$—	$86,248,826
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$29,466	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.